Non-controlling interests	12 Months Ended
Dec. 31, 2025
Non-controlling interests.
Non-controlling interests

31.Non-controlling interests

The following table shows the financial information of consolidated companies not entirely controlled by the Group, as required by IFRS 12. The amounts disclosed for each subsidiary are before intercompany eliminations and at and for the year ended December 31, 2025.

		Non-
	Group’s	controlling			Total
(Functional currency thousand)	percentage	interest	Functional	Total	equity/
Company	interest	percentage	currency	assets	(deficits)	Revenues	Net loss
Arpège SAS	95.27%	4.73%	Euro	143,010	(103,839)	57,627	(93,669)
Wolford AG	74.65%	25.35%	Euro	124,991	(86,331)	75,586	(57,930)
St. John Knits International, Incorporated	96.95%	3.05%	USD	89,474	(171,681)	78,238	(25,960)
St. John China Holdings Limited	77.56%	22.44%	HKD	875	(9,205)	374	(22)
Sergio Rossi S.p.A	99.78%	0.22%	Euro	51,983	16,348	29,535	(20,317)
Fosun Fashion Brands Management Co., Limited	80.00%	20.00%	CNY	7,795	(1,728)	252	(1,935)
Fulang Fabric R&D Technology (Haining) Co., Ltd	60.00%	40.00%	CNY	403	(97)	539	(190)